Share-based compensation - Outstanding Stock Options (Details) - 12 months ended Dec. 31, 2020	€ / shares shares	$ / shares shares
EUR-denominated Option Awards
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	68,540	68,540
Weighted average remaining contractual life of outstanding (years)	3 years 6 months 18 days	3 years 6 months 18 days
EUR-denominated Option Awards | Price Range One
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 25
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 40
Number of outstanding options, Range of exercise prices (in shares)	5,611	5,611
Weighted average remaining contractual life of outstanding (years)	8 months 23 days	8 months 23 days
EUR-denominated Option Awards | Price Range Two
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 40
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 50
Number of outstanding options, Range of exercise prices (in shares)	6,857	6,857
Weighted average remaining contractual life of outstanding (years)	1 year 9 months 18 days	1 year 9 months 18 days
EUR-denominated Option Awards | Price Range Three
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 50
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 60
Number of outstanding options, Range of exercise prices (in shares)	6,082	6,082
Weighted average remaining contractual life of outstanding (years)	2 years 11 months 19 days	2 years 11 months 19 days
EUR-denominated Option Awards | Price Range Four
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 60
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 70
Number of outstanding options, Range of exercise prices (in shares)	13,483	13,483
Weighted average remaining contractual life of outstanding (years)	2 years 11 months 4 days	2 years 11 months 4 days
EUR-denominated Option Awards | Price Range Five
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 70
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 80
Number of outstanding options, Range of exercise prices (in shares)	11,951	11,951
Weighted average remaining contractual life of outstanding (years)	4 years 4 months 13 days	4 years 4 months 13 days
EUR-denominated Option Awards | Price Range Six
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 80
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 90
Number of outstanding options, Range of exercise prices (in shares)	12,035	12,035
Weighted average remaining contractual life of outstanding (years)	4 years 10 months 6 days	4 years 10 months 6 days
EUR-denominated Option Awards | Price Range Seven
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 90
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 100
Number of outstanding options, Range of exercise prices (in shares)	12,521	12,521
Weighted average remaining contractual life of outstanding (years)	4 years 8 months 4 days	4 years 8 months 4 days
EUR-denominated Option Awards | Price Range Eight
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 100
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 110
Number of outstanding options, Range of exercise prices (in shares)	0	0
US-denominated Option Awards
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	42,255	42,255
Weighted average remaining contractual life of outstanding (years)	3 years 7 months 28 days	3 years 7 months 28 days
US-denominated Option Awards | Price Range One
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 25
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 40
Number of outstanding options, Range of exercise prices (in shares)	2,136	2,136
Weighted average remaining contractual life of outstanding (years)	5 months 1 day	5 months 1 day
US-denominated Option Awards | Price Range Two
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 40
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 50
Number of outstanding options, Range of exercise prices (in shares)	562	562
Weighted average remaining contractual life of outstanding (years)	10 months 2 days	10 months 2 days
US-denominated Option Awards | Price Range Three
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 50
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 60
Number of outstanding options, Range of exercise prices (in shares)	2,698	2,698
Weighted average remaining contractual life of outstanding (years)	1 year 8 months 1 day	1 year 8 months 1 day
US-denominated Option Awards | Price Range Four
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 60
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 70
Number of outstanding options, Range of exercise prices (in shares)	423	423
Weighted average remaining contractual life of outstanding (years)	2 years 21 days	2 years 21 days
US-denominated Option Awards | Price Range Five
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 70
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 80
Number of outstanding options, Range of exercise prices (in shares)	856	856
Weighted average remaining contractual life of outstanding (years)	2 years 3 months 18 days	2 years 3 months 18 days
US-denominated Option Awards | Price Range Six
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 80
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 90
Number of outstanding options, Range of exercise prices (in shares)	9,690	9,690
Weighted average remaining contractual life of outstanding (years)	3 years 10 months 13 days	3 years 10 months 13 days
US-denominated Option Awards | Price Range Seven
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 90
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 100
Number of outstanding options, Range of exercise prices (in shares)	18,228	18,228
Weighted average remaining contractual life of outstanding (years)	3 years 11 months 19 days	3 years 11 months 19 days
US-denominated Option Awards | Price Range Eight
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 100
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 110
Number of outstanding options, Range of exercise prices (in shares)	7,662	7,662
Weighted average remaining contractual life of outstanding (years)	4 years 8 months 19 days	4 years 8 months 19 days